CVC - DERIVATIVE CONTRACTS AND COLLATERALIZED INDEBTEDNESS - Location of Assets and Liabilities Within the Consolidated Balance Sheets (Details) - Not Designated as Hedging Instruments - USD ($)
$ in Thousands
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments, Fair Value [Abstract]
Asset Derivatives	$ 72,554	$ 52,545	$ 10,956
Liability Derivatives	123,530	239,951	91,981
Prepaid forward contracts | Current derivative contracts
Derivative Instruments, Fair Value [Abstract]
Asset Derivatives	9,211	52,545	352
Liability Derivatives	9,211	52,545	13,158
Prepaid forward contracts | Long-term derivative contracts
Derivative Instruments, Fair Value [Abstract]
Asset Derivatives	63,343	0	10,604
Liability Derivatives	$ 4,495	$ 109,504	$ 0
Cablevision Systems Corporation And Subsidiaries
Derivative Instruments, Fair Value [Abstract]
Asset Derivatives				$ 82,408
Liability Derivatives				2,706
Cablevision Systems Corporation And Subsidiaries | Prepaid forward contracts | Current derivative contracts
Derivative Instruments, Fair Value [Abstract]
Asset Derivatives				10,333
Liability Derivatives				2,706
Cablevision Systems Corporation And Subsidiaries | Prepaid forward contracts | Long-term derivative contracts
Derivative Instruments, Fair Value [Abstract]
Asset Derivatives				$ 72,075